Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2014	2013	2014	2013
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,308.3	$1,396.9	$9.4	$39.7
Service cost	14.4	27.1	2.0	0.4
Interest cost	54.6	48.5	0.8	1.4
Plan participants' contributions	0.3	0.3	—	2.8
Actuarial loss/(gain)	86.7	(68.5)	(2.5)	(0.2)
Benefits paid, net	(91.3)	(87.4)	(1.6)	(5.8)
Plan amendments	—	—	(0.3)	(3.3)
Plan curtailments	(6.1)	(6.0)	(1.2)	(25.2)
Plan settlements	(1.6)	(6.4)	—	—
Net transfer due to acquisition	9.2	—	10.5	—
Foreign currency exchange rate changes	(17.8)	3.8	(0.9)	(0.4)
Projected Benefit Obligation at end of year	$1,356.7	$1,308.3	$16.2	$9.4
Change in Plan Assets
Estimated fair value of plan assets at beginning of year	$1,012.3	$937.2	$—	$0.4
Actual return on plan assets	86.4	103.9	—	—
Company contributions	39.1	66.1	1.6	2.6
Plan participants' contributions	0.3	0.3	—	2.8
Plan settlements	(1.6)	(6.4)	—	—
Benefits paid	(91.3)	(87.4)	(1.6)	(5.8)
Foreign currency exchange rate changes	(7.9)	(1.4)	—	—
Estimated fair value of plan assets at end of year	$1,037.3	$1,012.3	$—	$—
Funded status at end of year	$(319.4)	$(296.0)	$(16.2)	$(9.4)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2014	2013	2014	2013
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$8.1	$13.6	$—	$—
Current liabilities	(6.7)	(6.6)	(0.3)	(1.7)
Noncurrent liabilities	(320.8)	(303.0)	(15.9)	(7.7)
Net amount recognized	$(319.4)	$(296.0)	$(16.2)	$(9.4)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$308.5	$269.5	$(4.4)	$(2.2)
Prior service cost/(credit)	0.3	0.5	(0.3)	0.1
Net amount recognized, pre-tax	$308.8	$270.0	$(4.7)	$(2.1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Pre-tax changes recognized in other comprehensive income for the year ended September 30, 2014 are as follows:

	Pension	Postretirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Prior service cost from plan recent amendment	$—	$(0.3)
Net loss/(gain) arising during the year	63.4	(2.5)
Effect of exchange rates	(5.6)	0.1
Amounts recognized as a component of net periodic benefit cost
Amortization or curtailment recognition of prior service cost	(0.3)	—
Amortization or settlement recognition of net (loss)/gain	(18.7)	0.1
Total recognized in other comprehensive income	$38.8	$(2.6)

Schedule of Expected Benefit Payments [Table Text Block]
The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Postretirement
2015	$80.7	$0.3
2016	$79.9	$0.3
2017	$80.9	$0.4
2018	$86.6	$0.5
2019	$81.4	$0.5
2019 to 2023	$398.9	$3.2

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2014	2013
Projected benefit obligation	$1,210.6	$1,178.1
Accumulated benefit obligation	$1,186.6	$1,162.6
Estimated fair value of plan assets	$883.1	$868.5

Schedule of Net Benefit Costs [Table Text Block]
The following table presents pension and postretirement expense:

	FOR THE YEARS ENDED SEPTEMBER 30,
	Pension			Postretirement
	2014	2013	2012	2014	2013	2012
Service cost	$14.4	$27.1	$26.7	$2.0	$0.4	$0.5
Interest cost	54.6	48.5	55.8	0.8	1.4	2.3
Expected return on plan assets	(69.3)	(67.4)	(63.0)	—	—	—
Amortization of unrecognized prior service cost	0.3	(0.2)	(5.5)	—	(3.7)	(2.6)
Recognized net actuarial loss/(gain)	18.5	28.9	20.3	(0.1)	(2.0)	(2.1)
Curtailment/other (gain)/loss recognized	—	(37.4)	—	(1.1)	(72.2)	—
Settlement loss recognized	0.2	2.2	2.0	—	—	—
Net periodic benefit cost	$18.7	$1.7	$36.3	$1.6	$(76.1)	$(1.9)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2015, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(9.9)	$0.9
Prior service (cost)/credit	$(0.3)	$0.1

Schedule of Assumptions Used [Table Text Block]
The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2014	2013	2014	2013
Plan obligations:
Discount rate	3.7%	4.3%	3.7%	4.9%
Compensation increase rate	3.0%	2.5%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.3%	3.6%	4.9%	3.9%
Expected long-term rate of return on plan assets	7.3%	7.3%	N/A	3.0%
Compensation increase rate	3.1%	2.5%	N/A	N/A

Schedule of Allocation of Plan Assets [Table Text Block]
The following table sets forth the estimated fair value of the Company’s pension assets as of September 30, 2014 and 2013 segregated by level within the estimated fair value hierarchy. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion on the estimated fair value hierarchy and estimated fair value principles.

	2014 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$262.2	$78.6	$340.8
International Equity	39.6	264.4	304.0
DEBT
U.S. Gov't	—	317.5	317.5
Other Gov't	—	36.8	36.8
Corporate	—	26.7	26.7
CASH & CASH EQUIVALENTS	5.1	—	5.1
OTHER	—	6.4	6.4
TOTAL	$306.9	$730.4	$1,037.3

	2013 Pension Assets
ASSETS AT ESTIMATED FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$259.7	$91.4	$351.1
International Equity	17.5	292.0	309.5
DEBT
U.S. Gov't	—	253.5	253.5
Other Gov't	—	25.2	25.2
Corporate	—	29.4	29.4
CASH & CASH EQUIVALENTS	1.7	36.1	37.8
OTHER	—	5.8	5.8
TOTAL	$278.9	$733.4	$1,012.3